CONSOLIDATED INCOME STATEMENTS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IFRS Statement [Line Items]
Revenue	¥ 206,798,631	¥ 192,379,918	¥ 140,791,683
Cost of revenues	(168,993,092)	(162,915,978)	(115,781,028)
Operations and support	(7,903,989)	(7,416,322)	(6,517,258)
Sales and marketing	(11,514,057)	(10,432,812)	(9,756,234)
Research and development	(7,753,961)	(8,933,956)	(9,555,566)
General and administrative	(8,862,770)	(8,367,256)	(16,956,568)
Other operating income (loss), net	171,677	2,847,949	73,437
Operating profit (loss)	1,942,439	(2,838,457)	(17,701,534)
Investment income (loss), net	(895,311)	92,062	1,034,515
Share of profit (loss) of equity method investees	243,435	563,698	48,583
Interest income	2,230,435	2,303,402	1,355,851
Finance (costs) income, net	(1,341,937)	87,003	(1,657,903)
Fair value changes of preferred shares issued by subsidiaries	(924,403)	(4,870,388)	5,181,505
Profit (loss) before income tax	1,254,658	(4,662,680)	(11,738,983)
Income tax benefit (expense)	20,130	(89,749)	(3,915)
Profit (loss) for the year	1,274,788	(4,752,429)	(11,742,898)
Attributable to:
Equity holders of the Company	1,258,329	(4,793,564)	(11,720,334)
Non-controlling interests	16,459	41,135	(22,564)
Profit (loss) for the year	¥ 1,274,788	¥ (4,752,429)	¥ (11,742,898)
Earnings (loss) per share for profit (loss) attributable to equity holders of the Company (in RMB per share)
- basic	¥ 1.03	¥ (3.91)	¥ (9.68)
-diluted	1.01	(3.91)	(13.4)
ADR
Earnings (loss) per share for profit (loss) attributable to equity holders of the Company (in RMB per share)
- basic	0.26	(0.98)	(2.42)
-diluted	¥ 0.25	¥ (0.98)	¥ (3.35)